June 30, 2010	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments, Financial Statements and Financial Highlights:

Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	B-20

Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-3
Statements of Changes in Net Assets	D-5
Financial Highlights	D-7

Notes to Financial Statements	E-1

Disclosure of Fund Expenses	F-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	G-1

Where to Go for More Information	G-6

     The 2010 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

     The 2010 Semi-Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management (1)	Cash Management (1)	26,315,864	$265,893,927	$265,407,647
Diversified Bond	Diversified Bond	4,532,456	43,694,487	44,912,603
Floating Rate Loan	Floating Rate Loan	2,213,973	16,350,890	15,983,524
High Yield Bond	High Yield Bond	13,903,575	76,054,494	83,128,602
Inflation Managed	Inflation Managed	16,031,448	179,458,938	185,245,818
Managed Bond	Managed Bond	38,928,873	429,000,438	447,292,279
Short Duration Bond	Short Duration Bond	6,280,483	58,937,387	59,128,168
American Funds® Growth	American Funds Growth	7,938,273	66,338,615	53,306,481
American Funds Growth-Income	American Funds Growth-Income	6,254,389	67,449,560	47,749,987
Comstock	Comstock	7,206,827	65,445,790	51,115,431
Dividend Growth (2)	Dividend Growth (2)	4,613,487	51,512,162	37,127,293
Equity	Equity	1,936,074	36,498,571	26,196,385
Equity Index	Equity Index	16,008,668	419,064,353	363,846,613
Focused 30	Focused 30	3,397,576	42,714,701	34,815,402
Growth LT	Growth LT	10,516,006	189,484,580	173,256,133
Large-Cap Growth	Large-Cap Growth	9,801,353	62,522,884	45,527,519
Large-Cap Value	Large-Cap Value	11,378,387	138,936,948	109,138,218
Long/Short Large-Cap	Long/Short Large-Cap	3,058,992	26,045,203	23,413,169
Main Street® Core	Main Street Core	6,044,791	116,779,784	94,730,451
Mid-Cap Equity	Mid-Cap Equity	9,718,565	151,255,448	114,259,700
Mid-Cap Growth	Mid-Cap Growth	6,203,649	49,434,725	47,353,425
Mid-Cap Value	Mid-Cap Value	1,511,919	15,944,895	17,629,875
Small-Cap Equity	Small-Cap Equity	1,960,562	23,474,534	21,706,015
Small-Cap Growth	Small-Cap Growth	3,612,772	36,614,174	33,660,461
Small-Cap Index	Small-Cap Index	17,549,997	220,003,666	158,485,829
Small-Cap Value	Small-Cap Value	4,422,131	54,654,945	49,843,373
Health Sciences	Health Sciences	1,827,973	16,760,337	17,242,642
Real Estate	Real Estate	5,367,589	79,000,140	64,780,045
Technology	Technology	2,959,715	13,128,214	12,927,833
Emerging Markets	Emerging Markets	10,428,118	154,927,246	135,236,263
International Large-Cap	International Large-Cap	20,826,342	168,248,066	111,673,326
International Small-Cap	International Small-Cap	2,767,218	23,142,650	17,480,017
International Value	International Value	14,150,232	215,816,519	126,839,442
American Funds Asset Allocation	American Funds Asset Allocation	232,169	2,940,661	2,804,857
Multi-Strategy	Multi-Strategy	4,478,947	68,369,351	45,302,691
Pacific Dynamix — Conservative Growth	Pacific Dynamix — Conservative Growth	106,281	1,197,304	1,188,237
Pacific Dynamix — Moderate Growth	Pacific Dynamix — Moderate Growth	155,325	1,843,561	1,780,469
Pacific Dynamix — Growth	Pacific Dynamix — Growth	225,220	2,741,097	2,586,702

	M Fund, Inc.
I	M International Equity (3)	5,747,508	90,061,553	58,279,735
II	M Large Cap Growth (4)	1,934,327	28,941,062	24,237,115
III	M Capital Appreciation (5)	1,732,784	38,977,245	33,997,219
V	M Business Opportunity Value (6)	2,250,194	23,106,683	18,856,629

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	901,907	9,246,580	8,865,744
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,927,961	37,455,520	37,448,627

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,068,274	50,613,498	39,111,053
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	78,575	762,291	788,896
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	97,776	890,413	932,780
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	149,395	1,283,307	1,426,718
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	169,366	1,506,803	1,558,163
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	278,727	3,093,911	2,489,032
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	193,182	1,716,287	1,659,435
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	74,005	2,074,076	2,087,676
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,120,281	31,174,070	28,443,936
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	429,759	3,235,392	3,274,760

See Notes to Financial Statements	See explanation of references on H-2

H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2010 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Fund Class 2	48,660	$879,002	$865,171

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	569	8,372	8,084

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	881,662	35,394,847	38,837,213
Enterprise Service Class	Enterprise Service Class	101,267	2,892,569	2,906,366

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity	Lazard Retirement U.S. Strategic Equity	61,989	461,747	462,438

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II	Legg Mason ClearBridge Variable Aggressive Growth — Class II	35,876	504,457	432,306
Legg Mason ClearBridge Variable Mid Cap Core — Class II	Legg Mason ClearBridge Variable Mid Cap Core — Class II	616,647	6,869,076	6,320,635

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	9,221	135,200	130,665

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	317,393	4,163,013	4,224,498
MFS Utilities Series Service Class	MFS Utilities Series Service Class	590,708	13,062,650	12,020,916

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	6,209	59,291	57,996

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth — II	810,582	7,068,245	7,035,851
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income — II	1,727,517	33,259,627	28,400,386

	Van Eck VIP Trust (formerly Van Eck Worldwide Insurance Trust)
Van Eck VIP Global Hard Assets (7)	Van Eck VIP Global Hard Assets (7)	2,065,783	62,668,638	52,987,345

(1)	Formerly named Money Market Variable Account and Money Market Portfolio.

(2)	Formerly named Diversified Research Variable Account and Diversified Research Portfolio.

(3)	Formerly named Brandes International Equity Portfolio.

(4)	Formerly named Large-Cap Growth Portfolio.

(5)	Formerly named Frontier Capital Appreciation Portfolio.

(6)	Formerly named Business Opportunity Value Portfolio.

(7)	Formerly named Van Eck Worldwide Hard Assets Variable Account and Van Eck Worldwide Hard Assets Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

H-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management (1)	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$265,407,647	$44,912,603	$15,983,524	$83,128,602	$185,245,818	$447,292,279	$59,128,168

Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	42,918
Fund shares redeemed	695,666	36,481	17,764	46,270	227,384	130,310	—

Total Assets	266,103,313	44,949,084	16,001,288	83,174,872	185,473,202	447,422,589	59,171,086

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	695,666	36,461	17,764	46,236	227,384	130,283	—
Fund shares purchased	—	—	—	—	—	—	42,909
Other	203	—	16	—	32	—	—

Total Liabilities	695,869	36,461	17,780	46,236	227,416	130,283	42,909

NET ASSETS	$265,407,444	$44,912,623	$15,983,508	$83,128,636	$185,245,786	$447,292,306	$59,128,177

Units Outstanding	11,340,392	3,798,018	1,828,934	1,851,032	3,807,825	8,366,656	4,947,534

Accumulation Unit Value	$23.40	$11.83	$8.74	$44.91	$48.65	$53.46	$11.95

Cost of Investments	$265,893,927	$43,694,487	$16,350,890	$76,054,494	$179,458,938	$429,000,438	$58,937,387

	American Funds	American Funds		Dividend		Equity	Focused
	Growth	Growth-Income	Comstock	Growth (2)	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$53,306,481	$47,749,987	$51,115,431	$37,127,293	$26,196,385	$363,846,613	$34,815,402
Receivables:
Due from Pacific Life Insurance Company	—	110,552	—	37,624	—	45,709	—

Fund shares redeemed	13,162	—	8,221	—	24,236	—	33,182

Total Assets	53,319,643	47,860,539	51,123,652	37,164,917	26,220,621	363,892,322	34,848,584

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,162	—	8,121	—	24,236	—	33,156
Fund shares purchased	—	110,552	—	37,593	—	45,634	—
Other	28	2,225	—	—	8	—	—

Total Liabilities	13,190	112,777	8,121	37,593	24,244	45,634	33,156

NET ASSETS	$53,306,453	$47,747,762	$51,115,531	$37,127,324	$26,196,377	$363,846,688	$34,815,428

Units Outstanding	4,943,723	4,922,088	5,377,288	3,433,198	2,550,142	8,663,761	3,120,897

Accumulation Unit Value	$10.78	$9.70	$9.51	$10.81	$10.27	$42.00	$11.16

Cost of Investments	$66,338,615	$67,449,560	$65,445,790	$51,512,162	$36,498,571	$419,064,353	$42,714,701

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$173,256,133	$45,527,519	$109,138,218	$23,413,169	$94,730,451	$114,259,700	$47,353,425
Receivables:
Due from Pacific Life Insurance Company	—	2,931	27,654	—	—	—	—
Fund shares redeemed	146,745	—	—	2,415	49,999	53,537	24,608

Total Assets	173,402,878	45,530,450	109,165,872	23,415,584	94,780,450	114,313,237	47,378,033

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	146,745	—	—	2,406	49,972	53,373	24,608
Fund shares purchased	—	2,918	27,526	—	—	—	—
Other	—	—	—	—	—	—	47

Total Liabilities	146,745	2,918	27,526	2,406	49,972	53,373	24,655

NET ASSETS	$173,256,133	$45,527,532	$109,138,346	$23,413,178	$94,730,478	$114,259,864	$47,353,378

Units Outstanding	4,630,347	8,029,985	8,573,193	3,013,661	2,327,415	5,538,543	5,406,874

Accumulation Unit Value	$37.42	$5.67	$12.73	$7.77	$40.70	$20.63	$8.76

Cost of Investments	$189,484,580	$62,522,884	$138,936,948	$26,045,203	$116,779,784	$151,255,448	$49,434,725

(1)	Formerly named Money Market Variable Account.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$17,629,875	$21,706,015	$33,660,461	$158,485,829	$49,843,373	$17,242,642	$64,780,045
Receivables:
Due from Pacific Life Insurance Company	—	1,715	—	—	19,374	—	—
Fund shares redeemed	1,166	—	11,728	53,213	—	24,891	140,980

Total Assets	17,631,041	21,707,730	33,672,189	158,539,042	49,862,747	17,267,533	64,921,025

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,166	—	11,680	53,213	—	24,882	140,980
Fund shares purchased	—	1,696	—	—	19,374	—	—
Other	3	—	—	91	11	—	26

Total Liabilities	1,169	1,696	11,680	53,304	19,385	24,882	141,006

NET ASSETS	$17,629,872	$21,706,034	$33,660,509	$158,485,738	$49,843,362	$17,242,651	$64,780,019

Units Outstanding	1,236,993	1,673,600	2,790,023	10,304,437	2,433,783	1,227,946	2,081,450

Accumulation Unit Value	$14.25	$12.97	$12.06	$15.38	$20.48	$14.04	$31.12

Cost of Investments	$15,944,895	$23,474,534	$36,614,174	$220,003,666	$54,654,945	$16,760,337	$79,000,140

		Emerging	International	International	International	American Funds	Multi-
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$12,927,833	$135,236,263	$111,673,326	$17,480,017	$126,839,442	$2,804,857	$45,302,691
Receivables:
Due from Pacific Life Insurance Company	—	—	—	2,132	71,832	—	—
Fund shares redeemed	9,667	7,012	45,226	—	—	—	3,764

Total Assets	12,937,500	135,243,275	111,718,552	17,482,149	126,911,274	2,804,857	45,306,455

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,664	7,012	45,226	—	—	—	3,733
Fund shares purchased	—	—	—	2,120	71,832	—	—
Other	—	77	47	—	41	—	—

Total Liabilities	9,664	7,089	45,273	2,120	71,873	—	3,733

NET ASSETS	$12,927,836	$135,236,186	$111,673,279	$17,480,029	$126,839,401	$2,804,857	$45,302,722

Units Outstanding	2,261,163	4,440,750	11,434,270	2,567,266	6,567,066	228,269	1,315,852

Accumulation Unit Value	$5.72	$30.45	$9.77	$6.81	$19.31	$12.29	$34.43

Cost of Investments	$13,128,214	$154,927,246	$168,248,066	$23,142,650	$215,816,519	$2,940,661	$68,369,351

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$1,188,237	$1,780,469	$2,586,702
Receivables:
Due from Pacific Life Insurance Company	—	—	13,889

Total Assets	1,188,237	1,780,469	2,600,591

LIABILITIES
Payables:
Fund shares purchased	—	—	13,889

Total Liabilities	—	—	13,889

NET ASSETS	$1,188,237	$1,780,469	$2,586,702

Units Outstanding	104,113	152,872	219,163

Accumulation Unit Value	$11.41	$11.65	$11.80

Cost of Investments	$1,197,304	$1,843,561	$2,741,097

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2010 (Unaudited)

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

ASSETS
Investments in mutual funds, at value	$58,279,735	$24,237,115	$33,997,219	$18,856,629	$8,865,744	$37,448,627	$39,111,053
Receivables:
Due from Pacific Life Insurance Company	16,500	14,548	—	46,002	13,012	55,905	22,668
Fund shares redeemed	—	—	6,050	—	—	—	—

Total Assets	58,296,235	24,251,663	34,003,269	18,902,631	8,878,756	37,504,532	39,133,721

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	6,050	—	—	—	—
Fund shares purchased	16,481	14,548	—	45,998	13,006	55,889	22,668
Other	—	13	5	—	—	—	36

Total Liabilities	16,481	14,561	6,055	45,998	13,006	55,889	22,704

NET ASSETS	$58,279,754	$24,237,102	$33,997,214	$18,856,633	$8,865,750	$37,448,643	$39,111,017

Units Outstanding	2,340,688	1,308,167	1,078,245	1,533,645	926,331	2,723,931	3,595,792

Accumulation Unit Value	$24.90	$18.53	$31.53	$12.30	$9.57	$13.75	$10.88

Cost of Investments	$90,061,553	$28,941,062	$38,977,245	$23,106,683	$9,246,580	$37,455,520	$50,613,498

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$788,896	$932,780	$1,426,718	$1,558,163	$2,489,032	$1,659,435	$2,087,676
Receivables:
Due from Pacific Life Insurance Company	—	435	—	171	22	46	41,340
Fund shares redeemed	—	—	—	—	—	—	—

Total Assets	788,896	933,215	1,426,718	1,558,334	2,489,054	1,659,481	2,129,016

LIABILITIES
Payables:
Fund shares purchased	—	435	—	169	22	45	41,334
Other	—	2	—	—	—	—	—

Total Liabilities	—	437	—	169	22	45	41,334

NET ASSETS	$788,896	$932,778	$1,426,718	$1,558,165	$2,489,032	$1,659,436	$2,087,682

Units Outstanding	76,132	102,962	161,454	188,541	308,662	219,066	226,796

Accumulation Unit Value	$10.36	$9.06	$8.84	$8.26	$8.06	$7.58	$9.21

Cost of Investments	$762,291	$890,413	$1,283,307	$1,506,803	$3,093,911	$1,716,287	$2,074,076

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Equity

ASSETS
Investments in mutual funds, at value	$28,443,936	$3,274,760	$865,171	$8,084	$38,837,213	$2,906,366	$462,438
Receivables:
Due from Pacific Life Insurance Company	—	—	9,472	—	64,723	463	—
Fund shares redeemed	2,099	47	—	—	—	—	—

Total Assets	28,446,035	3,274,807	874,643	8,084	38,901,936	2,906,829	462,438

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,053	46	—	—	—	—	—
Fund shares purchased	—	—	9,472	—	64,723	463	—
Other	—	—	—	—	197	1	—

Total Liabilities	2,053	46	9,472	—	64,920	464	—

NET ASSETS	$28,443,982	$3,274,761	$865,171	$8,084	$38,837,016	$2,906,365	$462,438

Units Outstanding	2,211,381	338,270	90,325	890	3,866,715	337,082	65,504

Accumulation Unit Value	$12.86	$9.68	$9.58	$9.09	$10.04	$8.62	$7.06

Cost of Investments	$31,174,070	$3,235,392	$879,002	$8,372	$35,394,847	$2,892,569	$461,747

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	Royce	T. Rowe Price
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Micro-Cap	Blue Chip
	Growth — Class II	Core — Class II	Equity Class VC	Service Class	Service Class	Service Class	Growth — II

ASSETS
Investments in mutual funds, at value	$432,306	$6,320,635	$130,665	$4,224,498	$12,020,916	$57,996	$7,035,851
Receivables:
Due from Pacific Life Insurance Company	73	1,232	—	—	41,232	1,826	65,360
Fund shares redeemed	—	—	—	62	—	—	—

Total Assets	432,379	6,321,867	130,665	4,224,560	12,062,148	59,822	7,101,211

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	61	—	—	—
Fund shares purchased	73	1,232	—	—	41,224	1,826	65,357
Other	1	5	—	—	—	1	—

Total Liabilities	74	1,237	—	61	41,224	1,827	65,357

NET ASSETS	$432,305	$6,320,630	$130,665	$4,224,499	$12,020,924	$57,995	$7,035,854

Units Outstanding	60,143	782,533	15,317	441,222	1,410,987	6,607	717,601

Accumulation Unit Value	$7.19	$8.08	$8.53	$9.57	$8.52	$8.78	$9.80

Cost of Investments	$504,457	$6,869,076	$135,200	$4,163,013	$13,062,650	$59,291	$7,068,245

	T. Rowe Price	Van Eck
	Equity	VIP Global
	Income — II	Hard Assets (1)

ASSETS
Investments in mutual funds, at value	$28,400,386	$52,987,345
Receivables:
Due from Pacific Life Insurance Company	—	67,506
Fund shares redeemed	6,047	—

Total Assets	28,406,433	53,054,851

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,047	—
Fund shares purchased	—	67,506
Other	40	11

Total Liabilities	6,087	67,517

NET ASSETS	$28,400,346	$52,987,334

Units Outstanding	2,999,462	2,733,369

Accumulation Unit Value	$9.47	$19.39

Cost of Investments	$33,259,627	$62,668,638

(1)	Formerly named Van Eck Worldwide Hard Assets Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management (1)	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$13,494	$685,585	$431,965	$3,852,720	$2,638,316	$10,900,849	$590,117

Net Investment Income	13,494	685,585	431,965	3,852,720	2,638,316	10,900,849	590,117

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(341,094)	(96,719)	(421,528)	(978,641)	(1,854,606)	587,389	(332,710)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(341,094)	(96,719)	(421,528)	(978,641)	(1,854,606)	587,389	(332,710)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	178,891	1,320,203	172,245	143,094	9,511,831	15,249,219	1,019,007

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($148,709)	$1,909,069	$182,682	$3,017,173	$10,295,541	$26,737,457	$1,276,414

	American Funds	American Funds		Dividend		Equity	Focused
	Growth	Growth-Income	Comstock	Growth (2)	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,666	$3	$20,811	$5,432	$22,808	$169,874	$—

Net Investment Income	1,666	3	20,811	5,432	22,808	169,874	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(10,050,528)	(3,248,206)	(4,245,401)	(823,546)	(682,907)	978,290	(1,073,083)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(10,050,528)	(3,248,206)	(4,245,401)	(823,546)	(682,907)	978,290	(1,073,083)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	6,509,773	(1,470,482)	965,098	(3,282,400)	(2,233,426)	(25,883,979)	(2,810,847)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,539,089)	($4,718,685)	($3,259,492)	($4,100,514)	($2,893,525)	($24,735,815)	($3,883,930)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,018,450	$—	$19,930	$14,086	$31,927	$43,678	$4,575

Net Investment Income	1,018,450	—	19,930	14,086	31,927	43,678	4,575

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	569,348	(1,222,193)	(874,288)	(139,385)	1,148,678	(4,320,744)	(1,750,578)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	569,348	(1,222,193)	(874,288)	(139,385)	1,148,678	(4,320,744)	(1,750,578)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(17,032,142)	(3,952,784)	(9,338,907)	(1,884,508)	(7,977,193)	2,159,916	2,571,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($15,444,344)	($5,174,977)	($10,193,265)	($2,009,807)	($6,796,588)	($2,117,150)	$825,496

(1)	Formerly named Money Market Variable Account.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$51	$18,101	$—	$148,925	$52,487	$—	$—

Net Investment Income	51	18,101	—	148,925	52,487	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	392,835	(57,653)	(81,122)	(6,025,065)	(3,198,893)	(920,235)	(8,550,884)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	392,835	(57,653)	(81,122)	(6,025,065)	(3,198,893)	(920,235)	(8,550,884)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(886,141)	(2,194,242)	(96,489)	2,285,610	4,380,460	1,022,143	13,061,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($493,255)	($2,233,794)	($177,611)	($3,590,530)	$1,234,054	$101,908	$4,510,763

		Emerging	International	International	International	American Funds	Multi-
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$945,542	$199,118	$359,609	$1,901,043	$—	$1,272,043

Net Investment Income	—	945,542	199,118	359,609	1,901,043	—	1,272,043

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(2,068,576)	(5,634,722)	(8,421,350)	(1,750,234)	(3,636,408)	84,432	(1,150,344)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(2,068,576)	(5,634,722)	(8,421,350)	(1,750,234)	(3,636,408)	84,432	(1,150,344)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	1,509,570	(1,611,667)	(7,231,607)	179,472	(24,422,518)	(244,580)	(1,142,694)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($559,006)	($6,300,847)	($15,453,839)	($1,211,153)	($26,157,883)	($160,148)	($1,020,995)

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—

Net Investment Income	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	441	9,283	77,494
Capital gain distributions from affiliated mutual fund investments	—	—	—

Realized Gain	441	9,283	77,494

CHANGE IN UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(7,478)	(86,005)	(273,471)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($7,037)	($76,722)	($195,977)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$98,910	$77,216	$153,962	$—	$—	$20,650

Net Investment Income	—	98,910	77,216	153,962	—	—	20,650

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(2,551,355)	(804,107)	(671,843)	(780,678)	(846,410)	(672,291)	(4,203,434)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(2,551,355)	(804,107)	(671,843)	(780,678)	(846,410)	(672,291)	(4,203,434)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(5,626,020)	(504,594)	(675,376)	(1,713,498)	(6,805)	(1,238,080)	1,503,840

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,177,375)	($1,209,791)	($1,270,003)	($2,340,214)	($853,215)	($1,910,371)	($2,678,944)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	10,817	(2,376)	2,808	(23,332)	(39,502)	197,636	(1,383,789)
Capital gain distributions from mutual fund investments	1,608	5,447	5,067	4,214	4,013	7,470	4,851

Realized Gain (Loss)	12,425	3,071	7,875	(19,118)	(35,489)	205,106	(1,378,938)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(8,073)	(18,031)	(33,252)	(28,036)	(60,005)	(191,073)	1,184,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,352	($14,960)	($25,377)	($47,154)	($95,494)	$14,033	($194,619)

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2 (1)	Class 3 (1)	Service Class	Service Class	Equity

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$7,892	$—	$155,459	$—	$—

Net Investment Income	—	—	7,892	—	155,459	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(735,703)	228,724	(197)	—	(884,749)	(249,124)	8,989
Capital gain distributions from mutual fund investments	51,315	—	1,428	—	—	—	—

Realized Gain (Loss)	(684,388)	228,724	1,231	—	(884,749)	(249,124)	8,989

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	1,098,156	(408,912)	(13,831)	(287)	(179,414)	209,908	(52,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$413,768	($180,188)	($4,708)	($287)	($908,704)	($39,216)	($43,035)

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	Royce	T. Rowe Price
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Micro-Cap	Blue Chip
	Growth — Class II	Core — Class II	Equity Class VC (1)	Service Class	Service Class	Service Class (1)	Growth — II

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$346,929	$—	$—

Net Investment Income	—	—	—	—	346,929	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	38,277	218,826	(49)	382,859	(265,550)	(66)	(423,396)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	38,277	218,826	(49)	382,859	(265,550)	(66)	(423,396)

CHANGE IN UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(116,114)	(1,000,589)	(4,535)	(387,626)	(943,880)	(1,295)	(221,942)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($77,837)	($781,763)	($4,584)	($4,767)	($862,501)	($1,361)	($645,338)

	T. Rowe Price	Van Eck
	Equity	VIP Global
	Income - II	Hard Assets(2)

INVESTMENT INCOME
Dividends from mutual fund investments	$213,458	$255,211

Net Investment Income	213,458	255,211

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(770,243)	(3,189,738)
Capital gain distributions from mutual fund investments	—	—

Realized Loss	(770,243)	(3,189,738)

CHANGE IN UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(1,300,354)	(4,271,082)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,857,139)	($7,205,609)

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named Van Eck Worldwide Hard Assets Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Cash Management (2)		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,494	$781,732	$685,585	$992,232	$431,965	$571,152
Realized loss	(341,094)	(456,726)	(96,719)	(771,661)	(421,528)	(1,151,584)
Change in unrealized appreciation on investments	178,891	192,527	1,320,203	3,179,298	172,245	2,908,915

Net Increase (Decrease) in Net Assets Resulting from Operations	(148,709)	517,533	1,909,069	3,399,869	182,682	2,328,483

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	51,540,606	163,752,450	1,900,735	3,541,905	740,042	1,407,556
Transfers between variable and fixed accounts, net	(42,159,915)	(70,658,064)	13,838,488	5,806,312	1,513,481	6,382,569
Policy maintenance charges	(12,623,353)	(32,109,982)	(1,475,764)	(2,657,949)	(605,572)	(1,026,280)
Policy benefits and terminations	(22,219,013)	(53,474,950)	(1,031,294)	(3,061,952)	(500,652)	(1,223,805)
Other	(2,464,951)	(11,717,543)	(255,745)	(380,679)	(106,724)	(137,586)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,926,626)	(4,208,089)	12,976,420	3,247,637	1,040,575	5,402,454

NET INCREASE (DECREASE) IN NET ASSETS	(28,075,335)	(3,690,556)	14,885,489	6,647,506	1,223,257	7,730,937

NET ASSETS
Beginning of Year or Period	293,482,779	297,173,335	30,027,134	23,379,628	14,760,251	7,029,314

End of Year or Period	$265,407,444	$293,482,779	$44,912,623	$30,027,134	$15,983,508	$14,760,251

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,852,720	$6,969,695	$2,638,316	$6,558,459	$10,900,849	$27,850,176
Realized gain (loss)	(978,641)	(8,811,932)	(1,854,606)	2,730,909	587,389	25,329,404
Change in unrealized appreciation on investments	143,094	31,179,587	9,511,831	20,792,740	15,249,219	24,683,325

Net Increase in Net Assets Resulting from Operations	3,017,173	29,337,350	10,295,541	30,082,108	26,737,457	77,862,905

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,798,514	5,679,239	7,524,355	14,776,195	12,023,939	25,025,145
Transfers between variable and fixed accounts, net	(11,027,267)	10,255,459	19,549,855	3,277,088	43,354,221	17,101,351
Policy maintenance charges	(2,793,629)	(6,110,001)	(6,219,533)	(12,920,676)	(12,436,454)	(25,661,067)
Policy benefits and terminations	(5,356,282)	(7,762,251)	(20,098,795)	(12,703,845)	(73,860,378)	(18,023,228)
Other	(712,312)	(420,361)	(1,023,833)	(1,617,115)	(1,059,593)	(2,492,061)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,090,976)	1,642,085	(267,951)	(9,188,353)	(31,978,265)	(4,049,860)

NET INCREASE (DECREASE) IN NET ASSETS	(14,073,803)	30,979,435	10,027,590	20,893,755	(5,240,808)	73,813,045

NET ASSETS
Beginning of Year or Period	97,202,439	66,223,004	175,218,196	154,324,441	452,533,114	378,720,069

End of Year or Period	$83,128,636	$97,202,439	$185,245,786	$175,218,196	$447,292,306	$452,533,114

(1)	Unaudited.

(2)	Formerly named Money Market Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$590,117	$1,309,737	$1,666	$62,454	$3	$630,644
Realized gain (loss)	(332,710)	(693,343)	(10,050,528)	(3,139,579)	(3,248,206)	2,460,493
Change in unrealized appreciation (depreciation) on investments	1,019,007	2,828,858	6,509,773	19,876,830	(1,470,482)	11,020,462

Net Increase (Decrease) in Net Assets Resulting from Operations	1,276,414	3,445,252	(3,539,089)	16,799,705	(4,718,685)	14,111,599

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,363,479	5,145,961	3,287,861	7,756,926	3,357,012	7,781,559
Transfers between variable and fixed accounts, net	19,415,187	2,843,286	(1,903,475)	(1,888,831)	(6,469,467)	(204,215)
Policy maintenance charges	(2,002,621)	(4,090,981)	(2,220,194)	(4,903,819)	(2,435,550)	(5,227,468)
Policy benefits and terminations	(6,452,278)	(4,067,525)	(1,679,308)	(4,327,635)	(1,518,267)	(2,150,527)
Other	(309,728)	(289,246)	(11,991)	(372,579)	(414,666)	(287,824)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,014,039	(458,505)	(2,527,107)	(3,735,938)	(7,480,938)	(88,475)

NET INCREASE (DECREASE) IN NET ASSETS	14,290,453	2,986,747	(6,066,196)	13,063,767	(12,199,623)	14,023,124

NET ASSETS
Beginning of Year or Period	44,837,724	41,850,977	59,372,649	46,308,882	59,947,385	45,924,261

End of Year or Period	$59,128,177	$44,837,724	$53,306,453	$59,372,649	$47,747,762	$59,947,385

	Comstock		Dividend Growth (2)		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,811	$764,332	$5,432	$528,067	$22,808	$261,168
Realized loss	(4,245,401)	(4,128,178)	(823,546)	(4,809,096)	(682,907)	(2,103,000)
Change in unrealized appreciation (depreciation) on investments	965,098	16,886,219	(3,282,400)	13,277,228	(2,233,426)	10,419,641

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,259,492)	13,522,373	(4,100,514)	8,996,199	(2,893,525)	8,577,809

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,237,686	7,006,664	1,825,094	3,877,605	1,253,907	3,087,712
Transfers between variable and fixed accounts, net	(7,488,088)	6,982,838	6,700,651	(5,612,599)	(1,215,723)	(1,198,589)
Policy maintenance charges	(2,409,163)	(5,057,193)	(1,476,794)	(3,078,453)	(1,238,027)	(2,869,002)
Policy benefits and terminations	(2,104,850)	(4,121,658)	(701,846)	(2,036,986)	(1,070,160)	(2,249,101)
Other	(93,988)	(444,864)	(103,037)	(439,833)	(64,415)	(104,812)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,858,403)	4,365,787	6,244,068	(7,290,266)	(2,334,418)	(3,333,792)

NET INCREASE (DECREASE) IN NET ASSETS	(12,117,895)	17,888,160	2,143,554	1,705,933	(5,227,943)	5,244,017

NET ASSETS
Beginning of Year or Period	63,233,426	45,345,266	34,983,770	33,277,837	31,424,320	26,180,303

End of Year or Period	$51,115,531	$63,233,426	$37,127,324	$34,983,770	$26,196,377	$31,424,320

(1)	Unaudited.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$169,874	$6,588,000	$—	$—	$1,018,450	$1,841,797
Realized gain (loss)	978,290	(15,162,468)	(1,073,083)	(5,510,900)	569,348	(7,204,579)
Change in unrealized appreciation (depreciation) on investments	(25,883,979)	100,359,314	(2,810,847)	17,754,662	(17,032,142)	61,395,799

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,735,815)	91,784,846	(3,883,930)	12,243,762	(15,444,344)	56,033,017

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	16,402,843	36,800,527	1,367,237	3,062,672	7,651,917	18,110,819
Transfers between variable and fixed accounts, net	(32,137,087)	9,791,801	4,444,405	(6,094,782)	(1,493,917)	(5,818,999)
Policy maintenance charges	(13,724,077)	(30,200,045)	(1,256,800)	(2,547,813)	(7,549,978)	(17,405,303)
Policy benefits and terminations	(17,383,591)	(18,342,279)	(470,884)	(1,452,603)	(9,400,208)	(12,185,385)
Other	(1,119,638)	(754,599)	(140,597)	(239,179)	(778,338)	(870,361)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(47,961,550)	(2,704,595)	3,943,361	(7,271,705)	(11,570,524)	(18,169,229)

NET INCREASE (DECREASE) IN NET ASSETS	(72,697,365)	89,080,251	59,431	4,972,057	(27,014,868)	37,863,788

NET ASSETS
Beginning of Year or Period	436,544,053	347,463,802	34,755,997	29,783,940	200,271,001	162,407,213

End of Year or Period	$363,846,688	$436,544,053	$34,815,428	$34,755,997	$173,256,133	$200,271,001

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$25,873	$19,930	$2,234,783	$14,086	$158,003
Realized loss	(1,222,193)	(4,740,362)	(874,288)	(3,537,557)	(139,385)	(486,969)
Change in unrealized appreciation (depreciation) on investments	(3,952,784)	19,616,196	(9,338,907)	25,245,277	(1,884,508)	5,257,070

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,174,977)	14,901,707	(10,193,265)	23,942,503	(2,009,807)	4,928,104

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,926,859	6,495,710	5,878,634	13,109,660	1,511,819	2,830,247
Transfers between variable and fixed accounts, net	260,368	5,173,182	(2,412,739)	7,688,650	1,953,361	7,335,435
Policy maintenance charges	(2,384,607)	(4,748,451)	(4,959,953)	(10,679,497)	(1,015,071)	(1,777,402)
Policy benefits and terminations	(1,526,268)	(2,560,305)	(3,479,782)	(7,281,360)	(676,070)	(1,053,442)
Other	(310,282)	(704,673)	(512,031)	(940,339)	(151,075)	(252,261)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,033,930)	3,655,463	(5,485,871)	1,897,114	1,622,964	7,082,577

NET INCREASE (DECREASE) IN NET ASSETS	(6,208,907)	18,557,170	(15,679,136)	25,839,617	(386,843)	12,010,681

NET ASSETS
Beginning of Year or Period	51,736,439	33,179,269	124,817,482	98,977,865	23,800,021	11,789,340

End of Year or Period	$45,527,532	$51,736,439	$109,138,346	$124,817,482	$23,413,178	$23,800,021

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$31,927	$1,473,009	$43,678	$1,263,930	$4,575	$151,133
Realized gain (loss)	1,148,678	(3,682,939)	(4,320,744)	(28,594,483)	(1,750,578)	(4,193,612)
Change in unrealized appreciation (depreciation) on investments	(7,977,193)	27,725,627	2,159,916	64,978,090	2,571,499	24,581,045

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,796,588)	25,515,697	(2,117,150)	37,647,537	825,496	20,538,566

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,572,454	10,659,735	5,743,617	14,138,577	2,599,705	5,648,416
Transfers between variable and fixed accounts, net	(3,720,322)	(8,717,416)	(4,702,155)	(24,324,906)	(1,595,249)	2,465,558
Policy maintenance charges	(4,110,303)	(9,333,728)	(4,774,985)	(10,786,901)	(2,248,220)	(4,427,782)
Policy benefits and terminations	(4,386,719)	(6,882,456)	(6,270,737)	(7,255,927)	(5,074,393)	(2,654,769)
Other	(101,381)	(339,302)	(575,643)	(623,492)	(442,886)	(494,058)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,746,271)	(14,613,167)	(10,579,903)	(28,852,649)	(6,761,043)	537,365

NET INCREASE (DECREASE) IN NET ASSETS	(14,542,859)	10,902,530	(12,697,053)	8,794,888	(5,935,547)	21,075,931

NET ASSETS
Beginning of Year or Period	109,273,337	98,370,807	126,956,917	118,162,029	53,288,925	32,212,994

End of Year or Period	$94,730,478	$109,273,337	$114,259,864	$126,956,917	$47,353,378	$53,288,925

	Mid-Cap Value (2)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$51	$100,609	$18,101	$121,008	$—	$—
Realized gain (loss)	392,835	1,390,992	(57,653)	(1,376,217)	(81,122)	(1,348,546)
Change in unrealized appreciation (depreciation) on investments	(886,141)	2,571,121	(2,194,242)	5,438,301	(96,489)	14,153,637

Net Increase (Decrease) in Net Assets Resulting from Operations	(493,255)	4,062,722	(2,233,794)	4,183,092	(177,611)	12,805,091

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,111,754	1,481,575	1,254,789	2,379,786	1,718,796	3,918,923
Transfers between variable and fixed accounts, net	887,019	13,668,271	5,080,652	584,203	(1,461,898)	(1,644,487)
Policy maintenance charges	(759,565)	(941,377)	(857,124)	(1,525,901)	(1,434,482)	(3,072,137)
Policy benefits and terminations	(652,634)	(512,079)	(626,552)	(837,562)	(3,690,619)	(1,730,168)
Other	(73,833)	(148,726)	(114,872)	(77,079)	(154,500)	(136,705)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	512,741	13,547,664	4,736,893	523,447	(5,022,703)	(2,664,574)

NET INCREASE (DECREASE) IN NET ASSETS	19,486	17,610,386	2,503,099	4,706,539	(5,200,314)	10,140,517

NET ASSETS
Beginning of Year or Periods	17,610,386	—	19,202,935	14,496,396	38,860,823	28,720,306

End of Year or Periods	$17,629,872	$17,610,386	$21,706,034	$19,202,935	$33,660,509	$38,860,823

(1)	Unaudited.

(2)	Operations commenced on February 13, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Small-Cap Index		Small-Cap Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$148,925	$1,814,593	$52,487	$1,263,980	$—	$21,055
Realized loss	(6,025,065)	(2,472,737)	(3,198,893)	(6,699,430)	(920,235)	(2,633,323)
Change in unrealized appreciation on investments	2,285,610	40,137,842	4,380,460	17,554,875	1,022,143	6,888,159

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,590,530)	39,479,698	1,234,054	12,119,425	101,908	4,275,891

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,282,282	12,254,501	2,495,351	5,358,168	776,648	1,664,374
Transfers between variable and fixed accounts, net	(9,223,260)	(5,864,381)	(7,638,129)	864,280	116,177	(385,754)
Policy maintenance charges	(5,581,821)	(12,016,850)	(1,980,290)	(3,911,467)	(670,999)	(1,438,151)
Policy benefits and terminations	(4,690,301)	(11,054,679)	(3,586,817)	(2,350,041)	(2,952,718)	(927,629)
Other	(370,591)	(631,116)	(438,874)	(348,096)	(101,097)	(564,616)

Net Decrease in Net Assets Derived from Policy Transactions	(14,583,691)	(17,312,525)	(11,148,759)	(387,156)	(2,831,989)	(1,651,776)

NET INCREASE (DECREASE) IN NET ASSETS	(18,174,221)	22,167,173	(9,914,705)	11,732,269	(2,730,081)	2,624,115

NET ASSETS
Beginning of Year or Period	176,659,959	154,492,786	59,758,067	48,025,798	19,972,732	17,348,617

End of Year or Period	$158,485,738	$176,659,959	$49,843,362	$59,758,067	$17,242,651	$19,972,732

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,075,352	$—	$—	$945,542	$1,020,962
Realized gain (loss)	(8,550,884)	(19,088,017)	(2,068,576)	(4,603,086)	(5,634,722)	7,586,349
Change in unrealized appreciation (depreciation) on investments	13,061,647	34,959,766	1,509,570	9,044,200	(1,611,667)	57,446,128

Net Increase (Decrease) in Net Assets Resulting from Operations	4,510,763	16,947,101	(559,006)	4,441,114	(6,300,847)	66,053,439

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,782,357	6,208,810	628,921	1,221,948	4,691,618	10,348,804
Transfers between variable and fixed accounts, net	(2,779,063)	(4,264,742)	1,249,125	732,767	5,493,289	(1,020,506)
Policy maintenance charges	(2,439,502)	(4,709,410)	(637,997)	(1,181,870)	(4,299,176)	(8,400,668)
Policy benefits and terminations	(1,718,931)	(3,414,908)	(1,978,088)	(803,769)	(6,363,570)	(5,941,083)
Other	(456,366)	77,479	(99,076)	(164,666)	(844,906)	(556,172)

Net Decrease in Net Assets Derived from Policy Transactions	(4,611,505)	(6,102,771)	(837,115)	(195,590)	(1,322,745)	(5,569,625)

NET INCREASE (DECREASE) IN NET ASSETS	(100,742)	10,844,330	(1,396,121)	4,245,524	(7,623,592)	60,483,814

NET ASSETS
Beginning of Year or Period	64,880,761	54,036,431	14,323,957	10,078,433	142,859,778	82,375,964

End of Year or Period	$64,780,019	$64,880,761	$12,927,836	$14,323,957	$135,236,186	$142,859,778

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$199,118	$2,016,918	$359,609	$267,354	$1,901,043	$3,278,408
Realized loss	(8,421,350)	(8,442,390)	(1,750,234)	(1,652,449)	(3,636,408)	(7,306,310)
Change in unrealized appreciation (depreciation) on investments	(7,231,607)	43,545,691	179,472	6,235,187	(24,422,518)	41,163,425

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,453,839)	37,120,219	(1,211,153)	4,850,092	(26,157,883)	37,135,523

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,064,698	13,516,687	1,297,087	2,851,103	6,687,225	16,305,398
Transfers between variable and fixed accounts, net	807,029	(6,138,238)	(1,262,041)	2,102,596	(7,247,555)	(14,253,994)
Policy maintenance charges	(4,974,215)	(11,206,101)	(858,895)	(1,752,841)	(5,215,739)	(12,806,387)
Policy benefits and terminations	(21,636,910)	(6,385,888)	(2,523,163)	(908,810)	(5,063,259)	(10,310,443)
Other	(821,456)	(546,098)	(98,038)	(116,775)	(494,598)	(1,235,145)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(20,560,854)	(10,759,638)	(3,445,050)	2,175,273	(11,333,926)	(22,300,571)

NET INCREASE (DECREASE) IN NET ASSETS	(36,014,693)	26,360,581	(4,656,203)	7,025,365	(37,491,809)	14,834,952

NET ASSETS
Beginning of Year or Period	147,687,972	121,327,391	22,136,232	15,110,867	164,331,210	149,496,258

End of Year or Period	$111,673,279	$147,687,972	$17,480,029	$22,136,232	$126,839,401	$164,331,210

	American Funds				Pacific Dynamix -
	Asset Allocation (2)		Multi-Strategy		Conservative Growth (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$26,048	$1,272,043	$2,741,743	$—	$5,469
Realized gain (loss)	84,432	7,194	(1,150,344)	(2,989,954)	441	5,063
Change in unrealized appreciation (depreciation) on investments	(244,580)	108,777	(1,142,694)	10,305,855	(7,478)	(1,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	(160,148)	142,019	(1,020,995)	10,057,644	(7,037)	8,943

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	129,189	55,784	2,074,148	4,542,012	33,095	10,884
Transfers between variable and fixed accounts, net	471,777	2,347,896	(3,920,440)	(2,846,398)	704,085	497,852
Policy maintenance charges	(92,276)	(37,604)	(1,897,712)	(4,387,596)	(31,240)	(10,575)
Policy benefits and terminations	(32,339)	(4,157)	(2,042,751)	(3,349,615)	(17,581)	—
Other	(7,556)	(7,728)	(41,787)	(47,564)	47	(236)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	468,795	2,354,191	(5,828,542)	(6,089,161)	688,406	497,925

NET INCREASE (DECREASE) IN NET ASSETS	308,647	2,496,210	(6,849,537)	3,968,483	681,369	506,868

NET ASSETS
Beginning of Year or Periods	2,496,210	—	52,152,259	48,183,776	506,868	—

End of Year or Periods	$2,804,857	$2,496,210	$45,302,722	$52,152,259	$1,188,237	$506,868

(1)	Unaudited.

(2)	Operations commenced on February 26, 2009.

(3)	Operations commenced on July 6, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Pacific Dynamix -
	Moderate Growth (2)		Pacific Dynamix - Growth (3)		I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$7,769	$—	$10,214	$—	$1,421,737
Realized gain (loss)	9,283	5,881	77,494	33,798	(2,551,355)	(12,562,672)
Change in unrealized appreciation (depreciation) on investments	(86,005)	22,913	(273,471)	119,076	(5,626,020)	23,998,390

Net Increase (Decrease) in Net Assets Resulting from Operations	(76,722)	36,563	(195,977)	163,088	(8,177,375)	12,857,455

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	222,237	9,491	65,410	40,079	2,051,630	5,303,454
Transfers between variable and fixed accounts, net	859,921	781,094	1,278,924	1,316,560	1,578,867	(6,304,378)
Policy maintenance charges	(46,249)	(13,316)	(30,364)	(12,490)	(1,689,702)	(3,858,630)
Policy benefits and terminations	—	—	(48,771)	(80)	(1,034,025)	(1,557,410)
Other	(1,666)	9,116	11,139	(816)	(195,724)	48,636

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,034,243	786,385	1,276,338	1,343,253	711,046	(6,368,328)

NET INCREASE (DECREASE) IN NET ASSETS	957,521	822,948	1,080,361	1,506,341	(7,466,329)	6,489,127

NET ASSETS
Beginning of Year or Periods	822,948	—	1,506,341	—	65,746,083	59,256,956

End of Year or Periods	$1,780,469	$822,948	$2,586,702	$1,506,341	$58,279,754	$65,746,083

	II		III		V

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$98,910	$150,111	$77,216	$14,452	$153,962	$171,889
Realized loss	(804,107)	(3,482,162)	(671,843)	(4,554,848)	(780,678)	(3,623,538)
Change in unrealized appreciation (depreciation) on investments	(504,594)	10,759,575	(675,376)	17,953,263	(1,713,498)	8,216,105

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,209,791)	7,427,524	(1,270,003)	13,412,867	(2,340,214)	4,764,456

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	919,244	2,234,415	1,366,273	2,622,406	897,758	1,744,698
Transfers between variable and fixed accounts, net	(338,139)	(3,312,482)	(2,111,619)	(4,756,942)	(1,288,524)	(2,090,101)
Policy maintenance charges	(802,557)	(1,661,761)	(979,404)	(2,128,461)	(711,998)	(1,494,985)
Policy benefits and terminations	(476,651)	(596,524)	(795,908)	(905,680)	(612,255)	(294,397)
Other	(207,170)	306,154	(190,593)	(30,507)	(183,960)	152,560

Net Decrease in Net Assets Derived from Policy Transactions	(905,273)	(3,030,198)	(2,711,251)	(5,199,184)	(1,898,979)	(1,982,225)

NET INCREASE (DECREASE) IN NET ASSETS	(2,115,064)	4,397,326	(3,981,254)	8,213,683	(4,239,193)	2,782,231

NET ASSETS
Beginning of Year or Period	26,352,166	21,954,840	37,978,468	29,764,785	23,095,826	20,313,595

End of Year or Period	$24,237,102	$26,352,166	$33,997,214	$37,978,468	$18,856,633	$23,095,826

(1)	Unaudited.

(2)	Operations commenced on May 22, 2009.

(3)	Operations commenced on May 26, 2009.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	BlackRock Basic Value		BlackRock Global Allocation		Fidelity VIP Contrafund
	V.I. Class III		V.I. Class III		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$144,237	$—	$618,624	$20,650	$467,598
Realized loss	(846,410)	(953,242)	(672,291)	(1,175,267)	(4,203,434)	(4,453,391)
Change in unrealized appreciation (depreciation) on investments	(6,805)	2,842,957	(1,238,080)	6,286,794	1,503,840	16,234,203

Net Increase (Decrease) in Net Assets Resulting from Operations	(853,215)	2,033,952	(1,910,371)	5,730,151	(2,678,944)	12,248,410

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	417,138	624,213	1,940,289	3,168,418	1,973,895	3,868,527
Transfers between variable and fixed accounts, net	3,786,050	1,494,042	3,428,858	11,957,028	(3,946,644)	(329,664)
Policy maintenance charges	(293,070)	(454,337)	(1,843,513)	(2,420,200)	(1,297,884)	(2,681,490)
Policy benefits and terminations	(3,104,595)	(213,956)	(2,484,235)	(1,140,632)	(1,575,612)	(1,621,942)
Other	3,281	19,109	(195,205)	(1,022,573)	(394,085)	(128,974)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	808,804	1,469,071	846,194	10,542,041	(5,240,330)	(893,543)

NET INCREASE (DECREASE) IN NET ASSETS	(44,411)	3,503,023	(1,064,177)	16,272,192	(7,919,274)	11,354,867

NET ASSETS
Beginning of Year or Period	8,910,161	5,407,138	38,512,820	22,240,628	47,030,291	35,675,424

End of Year or Period	$8,865,750	$8,910,161	$37,448,643	$38,512,820	$39,111,017	$47,030,291

	Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$37,701	$—	$29,477	$—	$44,393
Realized gain (loss)	12,425	57,039	3,071	(34,289)	7,875	(137,861)
Change in unrealized appreciation (depreciation) on investments	(8,073)	52,671	(18,031)	133,123	(33,252)	369,657

Net Increase (Decrease) in Net Assets Resulting from Operations	4,352	147,411	(14,960)	128,311	(25,377)	276,189

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,921	62,581	49,004	109,808	80,389	109,859
Transfers between variable and fixed accounts, net	67,514	244,735	107,250	291,057	32,683	603,033
Policy maintenance charges	(29,761)	(61,357)	(35,933)	(53,794)	(57,664)	(99,983)
Policy benefits and terminations	(20,785)	(33,463)	(10,124)	(30,564)	(12,790)	(227,657)
Other	1	159	(727)	(752)	4,471	24,214

Net Increase in Net Assets Derived from Policy Transactions	70,890	212,655	109,470	315,755	47,089	409,466

NET INCREASE IN NET ASSETS	75,242	360,066	94,510	444,066	21,712	685,655

NET ASSETS
Beginning of Year or Period	713,654	353,588	838,268	394,202	1,405,006	719,351

End of Year or Period	$788,896	$713,654	$932,778	$838,268	$1,426,718	$1,405,006

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$37,506	$—	$68,106	$—	$47,358
Realized gain (loss)	(19,118)	(126,139)	(35,489)	(67,763)	205,106	(192,123)
Change in unrealized appreciation (depreciation) on investments	(28,036)	381,531	(60,005)	545,318	(191,073)	461,413

Net Increase (Decrease) in Net Assets Resulting from Operations	(47,154)	292,898	(95,494)	545,661	14,033	316,648

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	149,611	265,089	153,561	178,654	193,003	232,081
Transfers between variable and fixed accounts, net	241,252	231,103	164,518	210,707	(1,040,030)	1,646,549
Policy maintenance charges	(67,968)	(117,487)	(95,171)	(166,031)	(87,867)	(115,918)
Policy benefits and terminations	(53,489)	(41,122)	(25,711)	(12,171)	(49,688)	(75,674)
Other	(12)	(55,093)	(15,367)	(21,972)	(17,321)	126

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	269,394	282,490	181,830	189,187	(1,001,903)	1,687,164

NET INCREASE (DECREASE) IN NET ASSETS	222,240	575,388	86,336	734,848	(987,870)	2,003,812

NET ASSETS
Beginning of Year or Period	1,335,925	760,537	2,402,696	1,667,848	2,647,306	643,494

End of Year or Period	$1,558,165	$1,335,925	$2,489,032	$2,402,696	$1,659,436	$2,647,306

	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$9,865	$—	$109,993	$—	$7,245
Realized gain (loss)	(1,378,938)	(423,220)	(684,388)	(1,670,226)	228,724	(872,995)
Change in unrealized appreciation (depreciation) on investments	1,184,319	1,683,551	1,098,156	9,594,634	(408,912)	1,809,143

Net Increase (Decrease) in Net Assets Resulting from Operations	(194,619)	1,270,196	413,768	8,034,401	(180,188)	943,393

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	173,120	252,480	1,245,163	2,127,858	172,961	298,957
Transfers between variable and fixed accounts, net	(3,371,180)	459,072	11,091	1,665,265	1,384,448	183,413
Policy maintenance charges	(98,336)	(233,079)	(771,485)	(1,528,309)	(148,200)	(243,348)
Policy benefits and terminations	(118,288)	(152,913)	(753,330)	(1,061,065)	(227,525)	(114,291)
Other	(16,122)	(3,250)	(194,448)	19,021	(75,702)	(91,515)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,430,806)	322,310	(463,009)	1,222,770	1,105,982	33,216

NET INCREASE (DECREASE) IN NET ASSETS	(3,625,425)	1,592,506	(49,241)	9,257,171	925,794	976,609

NET ASSETS
Beginning of Year or Period	5,713,107	4,120,601	28,493,223	19,236,052	2,348,967	1,372,358

End of Year or Period	$2,087,682	$5,713,107	$28,443,982	$28,493,223	$3,274,761	$2,348,967

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year Ended	Periods Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Templeton Global Bond		GE Investments		Overseas
	Securities Class 2 (2)		Total Return Class 3 (2)		Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,892		$—		$155,459	$115,543
Realized gain (loss)	1,231		—		(884,749)	(5,408,990)
Change in unrealized appreciation (depreciation) on investments	(13,831)		(287)		(179,414)	20,081,743

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,708)		(287)		(908,704)	14,788,296

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,866		19		1,350,440	2,323,931
Transfers between variable and fixed accounts, net	865,192		8,446		3,709,113	3,209,503
Policy maintenance charges	(5,755)		(94)		(893,725)	(1,622,282)
Policy benefits and terminations	(1,966)		—		(583,526)	(846,750)
Other	1,542		—		(75,575)	(43,549)

Net Increase in Net Assets Derived from Policy Transactions	869,879		8,371		3,506,727	3,020,853

NET INCREASE IN NET ASSETS	865,171		8,084		2,598,023	17,809,149

NET ASSETS
Beginning of Year or Periods	—		—		36,238,993	18,429,844

End of Year or Periods	$865,171		$8,084		$38,837,016	$36,238,993

	Enterprise		Lazard Retirement		Legg Mason ClearBridge Variable
	Service Class		U.S. Strategic Equity		Aggressive Growth — Class II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$3,774	$—	$—
Realized gain (loss)	(249,124)	(435,023)	8,989	30,850	38,277	11,889
Change in unrealized appreciation (depreciation) on investments	209,908	1,622,995	(52,024)	75,195	(116,114)	118,050

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,216)	1,187,972	(43,035)	109,819	(77,837)	129,939

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	117,194	278,374	21,694	30,477	30,356	52,067
Transfers between variable and fixed accounts, net	(919,618)	(78,100)	73,686	218,100	(38,694)	207,835
Policy maintenance charges	(85,809)	(159,890)	(13,418)	(22,047)	(31,600)	(35,966)
Policy benefits and terminations	(55,611)	(96,809)	(9)	(26)	(102,265)	(4,310)
Other	9,999	(8,932)	—	(184)	(219)	(372)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(933,845)	(65,357)	81,953	226,320	(142,422)	219,254

NET INCREASE (DECREASE) IN NET ASSETS	(973,061)	1,122,615	38,918	336,139	(220,259)	349,193

NET ASSETS
Beginning of Year or Period	3,879,726	2,757,111	423,520	87,381	652,564	303,371

End of Year or Period	$2,906,665	$3,879,726	$462,438	$423,520	$432,305	$652,564

(1)	Unaudited.

(2)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Periods Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2010 (1)	2009
	Legg Mason ClearBridge Variable		Lord Abbett	MFS New Discovery Series
	Mid Cap Core — Class II		Fundamental Equity Class VC (2)	Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$7,745	$—	$—	$—
Realized gain (loss)	218,826	(389,806)	(49)	382,859	(154,962)
Change in unrealized appreciation (depreciation) on investments	(1,000,589)	2,591,525	(4,535)	(387,626)	668,173

Net Increase (Decrease) in Net Assets Resulting from Operations	(781,763)	2,209,464	(4,584)	(4,767)	513,211

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,061	143,516	1,403	220,422	302,664
Transfers between variable and fixed accounts, net	(204,519)	781,833	134,397	1,385,434	1,843,058
Policy maintenance charges	(164,236)	(322,951)	(551)	(108,304)	(88,364)
Policy benefits and terminations	(33,746)	(1,781,240)	—	(200,769)	(31,985)
Other	171,168	96,354	—	(128,060)	(6,927)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(172,272)	(1,082,488)	135,249	1,168,723	2,018,446

NET INCREASE (DECREASE) IN NET ASSETS	(954,035)	1,126,976	130,665	1,163,956	2,531,657

NET ASSETS
Beginning of Year or Periods	7,274,665	6,147,689	—	3,060,543	528,886

End of Year or Periods	$6,320,630	$7,274,665	$130,665	$4,224,499	$3,060,543

	MFS Utilities Series		Royce Micro-Cap	T. Rowe Price
	Service Class		Service Class (2)	Blue Chip Growth — II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$346,929	$111,807	$—	$—	$—
Realized loss	(265,550)	(838,412)	(66)	(423,396)	(399,890)
Change in unrealized appreciation (depreciation) on investments	(943,880)	1,410,245	(1,295)	(221,942)	2,104,182

Net Increase (Decrease) in Net Assets Resulting from Operations	(862,501)	683,640	(1,361)	(645,338)	1,704,292

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	209,054	321,419	7,069	386,209	724,858
Transfers between variable and fixed accounts, net	9,918,055	(103,935)	53,609	715,015	2,321,884
Policy maintenance charges	(243,067)	(213,114)	(366)	(315,617)	(522,693)
Policy benefits and terminations	(68,344)	(151,641)	(1,000)	(230,216)	(309,533)
Other	(80,496)	(82,668)	44	(6,363)	(49,024)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,735,202	(229,939)	59,356	549,028	2,165,492

NET INCREASE (DECREASE) IN NET ASSETS	8,872,701	453,701	57,995	(96,310)	3,869,784

NET ASSETS
Beginning of Year or Periods	3,148,223	2,694,522	—	7,132,164	3,262,380

End of Year or Periods	$12,020,924	$3,148,223	$57,995	$7,035,854	$7,132,164

(1)	Unaudited.

(2)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009

	T. Rowe Price		Van Eck VIP
	Equity Income — II		Global Hard Assets (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$213,458	$384,859	$255,211	$133,457
Realized loss	(770,243)	(1,803,412)	(3,189,738)	(4,014,612)
Change in unrealized appreciation (depreciation) on investments	(1,300,354)	7,178,937	(4,271,082)	26,695,685

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,857,139)	5,760,384	(7,205,609)	22,814,530

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,232,064	2,301,710	2,005,333	4,677,260
Transfers between variable and fixed accounts, net	1,898,707	3,919,810	(4,479,030)	3,318,002
Policy maintenance charges	(764,233)	(1,436,505)	(1,915,921)	(3,788,613)
Policy benefits and terminations	(267,564)	(764,364)	(2,726,146)	(1,514,469)
Other	(222,507)	125,593	(331,464)	39,696

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,876,467	4,146,244	(7,447,228)	2,731,876

NET INCREASE (DECREASE) IN NET ASSETS	19,328	9,906,628	(14,652,837)	25,546,406

NET ASSETS
Beginning of Year or Period	28,381,018	18,474,390	67,640,171	42,093,765

End of Year or Period	$28,400,346	$28,381,018	$52,987,334	$67,640,171

(1)	Unaudited.

(2)	Formerly named Van Eck Worldwide Hard Assets Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Cash Management (4)
01/01/2010 - 06/30/2010 (Unaudited)	$23.40	11,340,392	$265,407,444	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	0.00%	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	0.00%	2.74%	2.82%

Diversified Bond
01/01/2010 - 06/30/2010 (Unaudited)	$11.83	3,798,018	$44,912,623	0.00%	3.92%	5.45%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	0.00%	4.65%	5.19%

Floating Rate Loan
01/01/2010 - 06/30/2010 (Unaudited)	$8.74	1,828,934	$15,983,508	0.00%	5.58%	1.31%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)

High Yield Bond
01/01/2010 - 06/30/2010 (Unaudited)	$44.91	1,851,032	$83,128,636	0.00%	8.79%	3.37%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	0.00%	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	0.00%	7.05%	2.37%

Inflation Managed
01/01/2010 - 06/30/2010 (Unaudited)	$48.65	3,807,825	$185,245,786	0.00%	2.96%	5.94%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	0.00%	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	0.00%	3.00%	2.54%

Managed Bond
01/01/2010 - 06/30/2010 (Unaudited)	$53.46	8,366,656	$447,292,306	0.00%	5.00%	6.24%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	0.00%	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	0.00%	3.40%	2.63%

Short Duration Bond
01/01/2010 - 06/30/2010 (Unaudited)	$11.95	4,947,534	$59,128,177	0.00%	2.18%	2.51%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	0.00%	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	0.00%	3.05%	1.57%

American Funds Growth
01/01/2010 - 06/30/2010 (Unaudited)	$10.78	4,943,723	$53,306,453	0.00%	0.01%	(5.65%)
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.00%	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.00%	0.78%	19.96%

American Funds Growth-Income
01/01/2010 - 06/30/2010 (Unaudited)	$9.70	4,922,088	$47,747,762	0.00%	0.00%	(9.21%)
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	0.00%	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	0.00%	1.92%	9.88%

Comstock
01/01/2010 - 06/30/2010 (Unaudited)	$9.51	5,377,288	$51,115,531	0.00%	0.07%	(6.04%)
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	0.00%	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	0.00%	1.39%	4.36%

Dividend Growth (5)
01/01/2010 - 06/30/2010 (Unaudited)	$10.81	3,433,198	$37,127,324	0.00%	0.03%	(9.18%)
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.00%	0.67%	11.97%
2005	13.03	5,109,087	66,554,596	0.00%	0.47%	5.24%

See Notes to Financial Statements	See explanation of references on I-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Equity
01/01/2010 - 06/30/2010 (Unaudited)	$10.27	2,550,142	$26,196,377	0.00%	0.15%	(9.95%)
2009	11.41	2,754,697	31,424,320	0.00%	0.94%	35.23%
2008	8.44	3,103,463	26,180,303	0.00%	0.51%	(41.12%)
2007	14.33	3,445,626	49,367,148	0.00%	0.22%	6.27%
2006	13.48	3,338,286	45,007,199	0.00%	0.37%	8.65%
2005	12.41	4,011,507	49,777,144	0.00%	0.26%	6.53%

Equity Index
01/01/2010 - 06/30/2010 (Unaudited)	$42.00	8,663,761	$363,846,688	0.00%	0.08%	(6.75%)
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	0.00%	1.77%	15.52%
2005	46.80	10,743,851	502,817,844	0.00%	1.46%	4.67%

Focused 30
01/01/2010 - 06/30/2010 (Unaudited)	$11.16	3,120,897	$34,815,428	0.00%	0.00%	(9.50%)
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.00%	0.07%	23.71%
2005	10.08	1,809,953	18,236,050	0.00%	1.06%	22.07%

Growth LT
01/01/2010 - 06/30/2010 (Unaudited)	$37.42	4,630,347	$173,256,133	0.00%	1.05%	(8.18%)
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.00%	0.60%	9.72%
2005	39.62	7,403,306	293,349,777	0.00%	0.25%	7.68%

Large-Cap Growth (6)
01/01/2010 - 06/30/2010 (Unaudited)	$5.67	8,029,985	$45,527,532	0.00%	0.00%	(10.18%)
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.00%	0.21%	(3.82%)
2005	7.75	7,040,498	54,593,520	0.00%	0.34%	2.94%

Large-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$12.73	8,573,193	$109,138,346	0.00%	0.03%	(8.66%)
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	0.00%	1.25%	17.58%
2005	14.26	9,608,665	137,007,537	0.00%	1.29%	6.16%

Long/Short Large-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$7.77	3,013,661	$23,413,178	0.00%	0.12%	(7.74%)
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)

Main Street Core
01/01/2010 - 06/30/2010 (Unaudited)	$40.70	2,327,415	$94,730,478	0.00%	0.06%	(6.88%)
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	0.00%	1.24%	15.18%
2005	45.97	3,318,283	152,528,923	0.00%	1.11%	5.99%

Mid-Cap Equity (7)
01/01/2010 - 06/30/2010 (Unaudited)	$20.63	5,538,543	$114,259,864	0.00%	0.07%	(2.20%)
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.00%	0.69%	14.97%
2005	22.01	7,960,146	175,210,180	0.00%	0.54%	8.87%

Mid-Cap Growth
01/01/2010 - 06/30/2010 (Unaudited)	$8.76	5,406,874	$47,353,378	0.00%	0.02%	1.34%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.00%	0.23%	8.93%
2005	7.84	4,677,898	36,697,161	0.00%	0.00%	17.90%

Mid-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$14.25	1,236,993	$17,629,872	0.00%	0.00%	(2.23%)
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

Small-Cap Equity (8)
01/01/2010 - 06/30/2010 (Unaudited)	$12.97	1,673,600	$21,706,034	0.00%	0.17%	(7.25%)
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.00%	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.00%	0.86%	15.48%

See Notes to Financial Statements	See explanation of references on I-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Small-Cap Growth (9)
01/01/2010 - 06/30/2010 (Unaudited)	$12.06	2,790,023	$33,660,509	0.00%	0.00%	(1.01%)
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.00%	0.26%	5.07%
2005	12.93	3,275,109	42,331,400	0.00%	0.22%	2.66%

Small-Cap Index
01/01/2010 - 06/30/2010 (Unaudited)	$15.38	10,304,437	$158,485,738	0.00%	0.17%	(2.12%)
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	0.00%	1.52%	17.79%
2005	16.35	17,236,081	281,759,120	0.00%	0.49%	4.38%

Small-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$20.48	2,433,783	$49,843,362	0.00%	0.18%	1.22%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	0.00%	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	0.00%	1.37%	13.65%

Health Sciences
01/01/2010 - 06/30/2010 (Unaudited)	$14.04	1,227,946	$17,242,651	0.00%	0.00%	0.57%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	0.00%	15.28%

Real Estate
01/01/2010 - 06/30/2010 (Unaudited)	$31.12	2,081,450	$64,780,019	0.00%	0.00%	6.78%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	0.00%	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.00%	0.89%	16.79%

Technology
01/01/2010 - 06/30/2010 (Unaudited)	$5.72	2,261,163	$12,927,836	0.00%	0.00%	(4.01%)
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	0.00%	9.34%
2005	6.00	2,027,444	12,164,728	0.00%	0.00%	21.71%

Emerging Markets
01/01/2010 - 06/30/2010 (Unaudited)	$30.45	4,440,750	$135,236,186	0.00%	1.35%	(4.00%)
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.00%	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	0.00%	1.09%	41.47%

International Large-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$9.77	11,434,270	$111,673,279	0.00%	0.31%	(11.58%)
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	0.00%	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.00%	0.87%	12.70%

International Small-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$6.81	2,567,266	$17,480,029	0.00%	3.63%	(7.20%)
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.00%	0.23%	3.10%

International Value
01/01/2010 - 06/30/2010 (Unaudited)	$19.31	6,567,066	$126,839,401	0.00%	2.53%	(16.93%)
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	0.00%	1.65%	25.69%
2005	26.05	8,552,145	222,779,702	0.00%	1.97%	9.43%

American Funds Asset Allocation
01/01/2010 - 06/30/2010 (Unaudited)	$12.29	228,269	$2,804,857	0.00%	0.00%	(5.34%)
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%

Multi-Strategy
01/01/2010 - 06/30/2010 (Unaudited)	$34.43	1,315,852	$45,302,722	0.00%	5.14%	(2.43%)
2009	35.29	1,477,979	52,152,259	0.00%	5.65%	23.00%
2008	28.69	1,679,534	48,183,776	0.00%	0.15%	(44.98%)
2007	52.14	1,891,715	98,643,009	0.00%	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	0.00%	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	0.00%	2.24%	3.78%

See Notes to Financial Statements	See explanation of references on I-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Pacific Dynamix — Conservative Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.41	104,113	$1,188,237	0.00%	0.00%	(0.11%)
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%

Pacific Dynamix — Moderate Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.65	152,872	$1,780,469	0.00%	0.00%	(2.62%)
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%

Pacific Dynamix — Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.80	219,163	$2,586,702	0.00%	0.00%	(5.08%)
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%

I
01/01/2010 - 06/30/2010 (Unaudited)	$24.90	2,340,688	$58,279,754	0.00%	0.00%	(12.36%)
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	0.00%	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	0.00%	1.57%	10.55%

II
01/01/2010 - 06/30/2010 (Unaudited)	$18.53	1,308,167	$24,237,102	0.00%	0.75%	(4.99%)
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.00%	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.00%	0.45%	13.92%

III
01/01/2010 - 06/30/2010 (Unaudited)	$31.53	1,078,245	$33,997,214	0.00%	0.41%	(3.94%)
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	0.00%	15.13%

V
01/01/2010 - 06/30/2010 (Unaudited)	$12.30	1,533,645	$18,856,633	0.00%	1.42%	(11.10%)
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.00%	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.00%	0.76%	7.81%

BlackRock Basic Value V.I. Class III (10)
01/01/2010 - 06/30/2010 (Unaudited)	$9.57	926,331	$8,865,750	0.00%	0.00%	(8.22%)
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%
2006	12.44	234,578	2,917,816	0.00%	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	0.00%	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (11)
01/01/2010 - 06/30/2010 (Unaudited)	$13.75	2,723,931	$37,448,643	0.00%	0.00%	(4.69%)
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%
2006	12.72	349,576	4,446,773	0.00%	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	0.00%	7.00%	9.28%

Fidelity VIP Contrafund Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$10.88	3,595,792	$39,111,017	0.00%	0.10%	(6.75%)
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	0.00%	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$10.36	76,132	$788,896	0.00%	0.00%	0.96%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (12)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$9.06	102,962	$932,778	0.00%	0.00%	(1.44%)
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (12)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$8.84	161,454	$1,426,718	0.00%	0.00%	(1.59%)
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (12)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$8.26	188,541	$1,558,165	0.00%	0.00%	(2.64%)
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (12)	(0.02%)

See Notes to Financial Statements	See explanation of references on I-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Fidelity VIP Freedom 2025 Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$8.06	308,662	$2,489,032	0.00%	0.00%	(3.51%)
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (12)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$7.58	219,066	$1,659,436	0.00%	0.00%	(4.28%)
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (12)	(2.98%)

Fidelity VIP Growth Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$9.21	226,796	$2,087,682	0.00%	0.00%	(5.09%)
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%
2006	11.36	57,966	658,290	0.00%	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$12.86	2,211,381	$28,443,982	0.00%	0.00%	1.34%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.00%	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
01/01/2010 - 06/30/2010 (Unaudited)	$9.68	338,270	$3,274,761	0.00%	0.00%	(1.93%)
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.00%	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	0.00%	5.41%

Templeton Global Bond Securities Class 2 (13)
05/03/2010 - 06/30/2010 (Unaudited)	$9.58	90,325	$865,171	0.00%	See Note (14)	(4.22%)

GE Investments Total Return Class 3 (13)
05/19/2010 - 06/30/2010 (Unaudited)	$9.09	890	$8,084	0.00%	0.00%	(3.73%)

Overseas Service Class (15)
01/01/2010 - 06/30/2010 (Unaudited)	$10.04	3,866,715	$38,837,016	0.00%	0.80%	(1.89%)
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%

Enterprise Service Class (16)
01/01/2010 - 06/30/2010 (Unaudited)	$8.62	337,082	$2,906,365	0.00%	0.00%	(4.01%)
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%

Lazard Retirement U.S. Strategic Equity
01/01/2010 - 06/30/2010 (Unaudited)	$7.06	65,504	$462,438	0.00%	0.00%	(8.91%)
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)

Legg Mason ClearBridge Variable Aggressive Growth — Class II (17)
01/01/2010 - 06/30/2010 (Unaudited)	$7.19	60,143	$432,305	0.00%	0.00%	(7.24%)
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II (18)
01/01/2010 - 06/30/2010 (Unaudited)	$8.08	782,533	$6,320,630	0.00%	0.00%	(5.79%)
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)

Lord Abbett Fundamental Equity Class VC (13)
05/12/2010 - 06/30/2010 (Unaudited)	$8.53	15,317	$130,665	0.00%	0.00%	(12.48%)

MFS New Discovery Series Service Class
01/01/2010 - 06/30/2010 (Unaudited)	$9.57	441,222	$4,224,499	0.00%	0.00%	1.99%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)

MFS Utilities Series Service Class
01/01/2010 - 06/30/2010 (Unaudited)	$8.52	1,410,987	$12,020,924	0.00%	7.50%	(7.42%)
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%

See Notes to Financial Statements	See explanation of references on I-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period

Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Royce Micro-Cap Service Class (13)
05/13/2010 - 06/30/2010 (Unaudited)	$8.78	6,607	$57,995	0.00%	0.00%	(10.11%)

T. Rowe Price Blue Chip Growth — II
01/01/2010 - 06/30/2010 (Unaudited)	$9.80	717,601	$7,035,854	0.00%	0.00%	(8.63%)
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.00%	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.00%	0.28%	7.30%

T. Rowe Price Equity Income — II
01/01/2010 - 06/30/2010 (Unaudited)	$9.47	2,999,462	$28,400,346	0.00%	1.46%	(5.97%)
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	0.00%	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	0.00%	1.94%	3.19%

Van Eck VIT Global Hard Assets (19)
01/01/2010 - 06/30/2010 (Unaudited)	$19.39	2,733,369	$52,987,334	0.00%	0.80%	(12.00%)
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.00%	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	0.00%	43.43%

(1)	The expense ratios represent annualized policy fees and expenses, if any, of the Separate Account for each period indicated. These ratios include only those expenses, if any, that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to May 1, 2010, Cash Management Variable Account was named Money Market Variable Account.

(5)	Prior to May 1, 2010, Dividend Growth Variable Account was named Diversified Research Variable Account.

(6)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(9)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(10)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(11)	Prior to October 1, 2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(12)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(13)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(14)	The annualized investment income ratio for the period from inception to June 30, 2010 was 12.61%. If not annualized, the investment income ratio was 2.00%.

(15)	Prior to May 1, 2009, Overseas Service Class Variable Account was named International Growth Service Class Variable Account.

(16)	Prior to May 1, 2009, Enterprise Service Class Variable Account was named Mid Cap Growth Service Class Variable Account.

(17)	Prior to November 2, 2009, Legg Mason ClearBridge Variable Aggressive Growth — Class II Variable Account was named Legg Mason Partners Variable Aggressive Growth — Class II Variable Account.

(18)	Prior to November 2, 2009, Legg Mason ClearBridge Variable Mid Cap Core — Class II Variable Account was named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

(19)	Prior to May 1, 2010, Van Eck VIT Global Hard Assets Variable Account was named Van Eck Worldwide Hard Assets Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2010 is comprised of sixty-eight subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (formerly named Van Eck Worldwide Insurance Trust) (collectively, the “Funds”). All sixty-eight Variable Accounts are presented in the Schedule of Investments on pages H-1 and H-2 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts during 2010: the Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett Fundamental Equity Class VC, and Royce Micro-Cap Service Class Variable Accounts which commenced operations on May 3, 2010, May 19, 2010, May 12, 2010, and May 13, 2010, respectively.
     On April 16, 2010, the INTECH Risk-Managed Core Service Class and NACM Small Cap Class I Variable Accounts were liquidated. Because these variable accounts were liquidated prior to June 30, 2010, no other information for these variable accounts is presented in this report.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units and are recorded as policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section E of this brochure. For the period ended June 30, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the periods ended June 30, 2010, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$73,695,440	$101,608,508
Diversified Bond	15,970,703	2,308,706
Floating Rate Loan	3,004,871	1,532,336
High Yield Bond	13,894,185	27,132,437
Inflation Managed	23,517,134	21,146,768
Managed Bond	43,699,529	64,776,932
Short Duration Bond	25,503,713	11,899,578
American Funds Growth	6,737,120	9,262,563
American Funds Growth-Income	1,611,903	9,093,053
Comstock	2,773,736	11,611,340
Dividend Growth	8,974,982	2,725,477
Equity	1,199,809	3,511,418
Equity Index	6,832,461	54,624,141
Focused 30	7,811,474	3,868,115
Growth LT	6,672,805	17,224,923
Large-Cap Growth	1,437,180	2,471,131
Large-Cap Value	3,766,730	9,232,622
Long/Short Large-Cap	2,308,135	671,080
Main Street Core	506,605	8,220,949
Mid-Cap Equity	2,469,989	13,006,173
Mid-Cap Growth	4,645,683	11,402,130
Mid-Cap Value	2,283,889	1,771,096
Small-Cap Equity	6,737,232	1,982,234
Small-Cap Growth	2,195,213	7,217,903
Small-Cap Index	7,344,892	21,779,630
Small-Cap Value	3,800,994	14,897,249
Health Sciences	4,422,411	7,254,397
Real Estate	4,152,017	8,763,510
Technology	3,151,437	3,988,550
Emerging Markets	19,441,005	19,818,213
International Large-Cap	3,305,933	23,667,631
International Small-Cap	1,429,422	4,514,855
International Value	6,174,912	15,607,796
American Funds Asset Allocation	1,191,495	722,699
Multi-Strategy	1,846,370	6,402,874
Pacific Dynamix — Conservative Growth	725,152	36,746
Pacific Dynamix — Moderate Growth	1,105,731	71,488
Pacific Dynamix — Growth	1,982,265	705,926
I	3,797,595	3,086,552
II	1,273,564	2,079,927
III	1,012,152	3,646,188
V	1,276,069	3,021,077
BlackRock Basic Value V.I. Class III	4,247,186	3,438,384
BlackRock Global Allocation V.I. Class III	8,318,224	7,472,029
Fidelity VIP Contrafund Service Class 2	2,159,233	7,378,924
Fidelity VIP Freedom Income Service Class 2	203,128	130,630
Fidelity VIP Freedom 2010 Service Class 2	149,881	34,965
Fidelity VIP Freedom 2015 Service Class 2	167,511	115,354
Fidelity VIP Freedom 2020 Service Class 2	367,670	94,063
Fidelity VIP Freedom 2025 Service Class 2	281,574	95,733
Fidelity VIP Freedom 2030 Service Class 2	267,846	1,262,279
Fidelity VIP Growth Service Class 2	721,333	4,147,289
Fidelity VIP Mid Cap Service Class 2	2,288,354	2,700,065
Fidelity VIP Value Strategies Service Class 2	1,859,449	753,466
Templeton Global Bond Securities Class 2 (1)	884,135	4,937
GE Investments Total Return Class 3 (1)	8,465	94
Overseas Service Class	8,758,307	5,096,128
Enterprise Service Class	230,546	1,164,391
Lazard Retirement U.S. Strategic Equity	106,404	24,451
Legg Mason ClearBridge Variable Aggressive Growth — Class II	996,110	1,138,532
Legg Mason ClearBridge Variable Mid Cap Core — Class II	6,334,843	6,507,115
Lord Abbett Fundamental Equity Class VC (1)	135,800	551
MFS New Discovery Series Service Class	2,263,632	1,094,909
MFS Utilities Series Service Class	10,963,042	880,915
Royce Micro-Cap Service Class (1)	62,075	2,719
T. Rowe Price Blue Chip Growth — II	3,071,821	2,522,791
T. Rowe Price Equity Income — II	3,684,355	1,594,440
Van Eck VIP Global Hard Assets	9,671,369	16,863,384

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. FAIR VALUE MEASUREMENTS
     U.S. GAAP requires the Separate Account to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various input or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 —	Quoted prices in active markets for identical holdings

Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2010, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section H of this report were characterized as Level 1 as defined in U.S. GAAP.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2010 and for the year or periods ended December 31, 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	6,586,310	(7,779,195)	(1,192,885)	19,285,608	(19,464,811)	(179,203)
Diversified Bond	1,655,069	(534,592)	1,120,477	2,130,903	(1,832,814)	298,089
Floating Rate Loan	443,711	(325,825)	117,886	1,665,334	(967,215)	698,119
High Yield Bond	387,542	(773,953)	(386,411)	1,499,249	(1,393,943)	105,306
Inflation Managed	961,330	(968,986)	(7,656)	1,318,602	(1,562,616)	(244,014)
Managed Bond	1,744,549	(2,370,452)	(625,903)	4,267,229	(4,381,510)	(114,281)
Short Duration Bond	2,546,294	(1,444,835)	1,101,459	2,160,420	(2,214,999)	(54,579)
American Funds Growth	986,380	(1,238,134)	(251,754)	2,822,591	(3,254,346)	(431,755)
American Funds Growth-Income	542,572	(1,230,925)	(688,353)	1,814,939	(1,823,652)	(8,713)
Comstock	695,392	(1,568,456)	(873,064)	2,679,150	(2,196,270)	482,880
Dividend Growth	928,615	(433,412)	495,203	1,052,568	(1,814,807)	(762,239)
Equity	226,553	(431,108)	(204,555)	557,100	(905,866)	(348,766)
Equity Index	596,337	(1,625,682)	(1,029,345)	2,528,819	(2,584,737)	(55,918)
Focused 30	824,599	(523,369)	301,230	1,467,955	(2,283,182)	(815,227)
Growth LT	392,115	(676,513)	(284,398)	1,043,897	(1,600,687)	(556,790)
Large-Cap Growth	881,398	(1,047,792)	(166,394)	3,713,463	(2,902,324)	811,139
Large-Cap Value	891,553	(1,274,507)	(382,954)	3,529,614	(3,318,285)	211,329
Long/Short Large-Cap	528,210	(341,017)	187,193	1,819,557	(779,056)	1,040,501
Main Street Core	141,018	(313,736)	(172,718)	524,576	(935,870)	(411,294)
Mid-Cap Equity	492,923	(972,819)	(479,896)	1,909,545	(3,713,792)	(1,804,247)
Mid-Cap Growth	1,063,214	(1,822,354)	(759,140)	3,248,430	(3,021,117)	227,313
Mid-Cap Value (1)	317,021	(288,100)	28,921	1,418,248	(210,176)	1,208,072
Small-Cap Equity	585,704	(285,420)	300,284	693,710	(670,376)	23,334
Small-Cap Growth	376,576	(774,939)	(398,363)	1,200,025	(1,485,876)	(285,851)
Small-Cap Index	963,322	(1,901,790)	(938,468)	2,244,408	(3,605,458)	(1,361,050)
Small-Cap Value	399,146	(918,895)	(519,749)	1,055,966	(1,121,253)	(65,287)
Health Sciences	384,271	(586,859)	(202,588)	579,929	(730,283)	(150,354)
Real Estate	321,043	(465,715)	(144,672)	1,006,590	(1,232,885)	(226,295)
Technology	705,858	(849,651)	(143,793)	1,602,390	(1,779,162)	(176,772)
Emerging Markets	1,086,631	(1,149,322)	(62,691)	1,812,769	(2,108,013)	(295,244)
International Large-Cap	1,601,439	(3,538,596)	(1,937,157)	3,677,392	(4,982,945)	(1,305,553)
International Small-Cap	443,103	(892,857)	(449,754)	1,526,891	(1,193,015)	333,876
International Value	860,795	(1,361,850)	(501,055)	1,940,055	(3,102,590)	(1,162,535)
American Funds Asset Allocation	103,742	(67,765)	35,977	197,343	(5,051)	192,292
Multi-Strategy	74,742	(236,869)	(162,127)	299,624	(501,179)	(201,555)

(1)	Operations commenced on February 13, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix — Conservative Growth (1)	64,054	(4,305)	59,749	45,297	(933)	44,364
Pacific Dynamix — Moderate Growth (2)	94,947	(10,885)	84,062	69,952	(1,142)	68,810
Pacific Dynamix — Growth (3)	163,096	(65,081)	98,015	122,284	(1,136)	121,148
I	249,320	(222,829)	26,491	643,061	(941,938)	(298,877)
II	155,369	(198,537)	(43,168)	409,207	(604,827)	(195,620)
III	71,714	(150,536)	(78,822)	318,588	(509,118)	(190,530)
V	177,427	(313,792)	(136,365)	667,082	(826,965)	(159,883)
BlackRock Basic Value V.I. Class III	430,678	(358,824)	71,854	351,399	(175,518)	175,881
BlackRock Global Allocation V.I. Class III	799,748	(745,645)	54,103	1,618,421	(812,879)	805,542
Fidelity VIP Contrafund Service Class 2	372,638	(808,740)	(436,102)	928,998	(1,040,324)	(111,326)
Fidelity VIP Freedom Income Service Class 2	20,581	(13,978)	6,603	119,795	(89,758)	30,037
Fidelity VIP Freedom 2010 Service Class 2	17,272	(5,510)	11,762	54,620	(16,581)	38,039
Fidelity VIP Freedom 2015 Service Class 2	17,431	(12,444)	4,987	121,561	(65,248)	56,313
Fidelity VIP Freedom 2020 Service Class 2	47,299	(16,143)	31,156	96,388	(54,180)	42,208
Fidelity VIP Freedom 2025 Service Class 2	38,222	(17,065)	21,157	63,028	(34,558)	28,470
Fidelity VIP Freedom 2030 Service Class 2	39,585	(155,032)	(115,447)	286,723	(58,874)	227,849
Fidelity VIP Growth Service Class 2	84,185	(446,432)	(362,247)	140,945	(95,561)	45,384
Fidelity VIP Mid Cap Service Class 2	330,741	(364,359)	(33,618)	776,649	(649,750)	126,899
Fidelity VIP Value Strategies Service Class 2	204,063	(103,748)	100,315	384,663	(365,186)	19,477
Templeton Global Bond Securities Class 2 (4)	91,143	(818)	90,325
GE Investments Total Return Class 3 (4)	900	(10)	890
Overseas Service Class	1,155,780	(828,920)	326,860	1,968,531	(1,652,393)	316,138
Enterprise Service Class	34,768	(129,566)	(94,798)	133,605	(145,079)	(11,474)
Lazard Retirement U.S. Strategic Equity	14,699	(3,839)	10,860	94,195	(53,851)	40,344
Legg Mason ClearBridge Variable Aggressive Growth — Class II	121,712	(145,785)	(24,073)	109,516	(77,838)	31,678
Legg Mason ClearBridge Variable Mid Cap Core — Class II	704,377	(770,341)	(65,964)	165,204	(290,506)	(125,302)
Lord Abbett Fundamental Equity Class VC (4)	15,379	(62)	15,317
MFS New Discovery Series Service Class	255,284	(140,085)	115,199	324,037	(89,803)	234,234
MFS Utilities Series Service Class	1,194,532	(125,663)	1,068,869	199,464	(246,404)	(46,940)
Royce Micro-Cap Service Class (4)	6,923	(316)	6,607
T. Rowe Price Blue Chip Growth — II	368,676	(315,711)	52,965	411,361	(177,793)	233,568
T. Rowe Price Equity Income — II	554,918	(373,998)	180,920	1,218,956	(698,411)	520,545
Van Eck VIT Global Hard Assets	1,226,410	(1,563,491)	(337,081)	1,309,479	(1,249,217)	60,262

(1)	Operations commenced on July 6, 2009.

(2)	Operations commenced on May 22, 2009.

(3)	Operations commenced on May 26, 2009.

(4)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to June 30, 2010 through the date the financial statements were issued, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

Pacific Life Insurance Company
Mailing Address:
PO Box 2030
Omaha, Nebraska 68103-2030

Semi-Annual Reports
as of June 30, 2010

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Form No. 15-17794-20